Schedule of Members Contribution (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Total	$ 2,754,887	$ 2,451,549
Verity Farms [Member]
Total	573,300	573,300
Verity Grains [Member]
Total	148,500	223,500
Verity Meats [Member]
Total	1,654,749	1,654,749
Verity Water [Member]
Total	$ 378,338	$ 0